Other employee benefits (Schedule of other employee benefit plan, assumptions used (Details) - Other employee benefits [Member] - Year	Dec. 31, 2025	Dec. 31, 2024
Defined benefit cost [Member]
Other Employee Benefits [Line Items]
Discount rate	4.74%	4.64%
Defined benefit cost [Member] | Initial [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	5.67%	5.82%
Defined benefit cost [Member] | Ultimate [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit cost [Member] | Males [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	20.6	20.5
Defined benefit cost [Member] | Females [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	24	23.9
Defined benefit obligation [Member]
Other Employee Benefits [Line Items]
Discount rate	5.05%	4.74%
Defined benefit obligation [Member] | Initial [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	5.59%	5.67%
Defined benefit obligation [Member] | Ultimate [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit obligation [Member] | Males [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	20.7	20.6
Average longevity at retirement age for current employees (future pensioners) (years)	22.5	22.5
Defined benefit obligation [Member] | Females [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	24	24
Average longevity at retirement age for current employees (future pensioners) (years)	25.7	25.6